Retirement Benefit and Other Post-retirement Obligations - Summary of Changes in Value of US PRMB (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation	£ (34)
Interest on plan liabilities	71	£ 53	£ 63
Closing defined benefit obligation	(25)	(34)
PRMB [member]
Disclosure of defined benefit plans [line items]
Interest on plan liabilities	1	1	1
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Exchange differences	(14)	(1)
Interest on plan liabilities	(70)	(52)
Actuarial gains – experience	(27)	(97)
Actuarial gains – financial	1,075	166
Benefits paid	151	133
Present value of defined benefit obligation [member] | PRMB [member]
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation	(34)	(39)
Exchange differences	(3)	(1)
Interest on plan liabilities	(1)	(1)
Actuarial gains – experience	5	2
Actuarial gains – financial	5	2
Benefits paid	3	3
Closing defined benefit obligation	£ (25)	£ (34)	£ (39)